Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Pyrford Global Equity Fund and BMO Pyrford International Stock Fund

Supplement dated April 7, 2015 to the Prospectus dated December 29, 2014, as supplemented February 6, 2015 and February 9, 2015

The information in the Prospectus under “Fund Summary – BMO Pyrford Global Equity Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. Suhail Arain, Tony Cousins, Daniel McDonagh, and Paul Simons have co-managed the Fund since its inception in 2013. Mr. Arain, Head of Portfolio Management, Americas, joined Pyrford in 2008. Mr. Cousins, Chief Executive Officer and Chief Investment Officer, joined Pyrford in 1989. Mr. McDonagh, Head of Portfolio Management, Europe & UK, joined Pyrford in 1997. Mr. Simons, Head of Portfolio Management, Asia-Pacific, joined Pyrford in 1996.

The information in the Prospectus under “Fund Summary – BMO Pyrford International Stock Fund – Management of the Fund – Portfolio Managers” is replaced with the following:

Portfolio Managers. Tony Cousins, Daniel McDonagh, and Paul Simons have co-managed the Fund since its inception in 2011. Mr. Cousins, Chief Executive Officer and Chief Investment Officer, joined Pyrford in 1989. Mr. McDonagh, Head of Portfolio Management, Europe & UK, joined Pyrford in 1997. Mr. Simons, Head of Portfolio Management, Asia-Pacific, joined Pyrford in 1996.

The information regarding the BMO Pyrford Global Equity Fund and BMO Pyrford International Stock Fund in the Prospectus under “BMO Funds Information – Portfolio Managers” is replaced with the following:

Pyrford has managed the PYRFORD GLOBAL EQUITY FUND since its inception in 2013 and the PYRFORD INTERNATIONAL STOCK FUND since its inception in December 2011. Suhail Arain, Tony Cousins, Daniel McDonagh, and Paul Simons have co-managed the PYRFORD GLOBAL EQUITY FUND since its inception in 2013. All members of the team share investment decision making responsibilities with respect to the Fund. Mr. Arain, Head of Portfolio Management, Americas, joined Pyrford in 2008. Prior to joining Pyrford, Mr. Arain was a global equities portfolio manager and research analyst with Scottish Windows from 2004 to 2008. Mr. Cousins, Chief Executive Officer, Chief Investment Officer, and a member of the Investment Strategy Committee, joined Pyrford in 1989. Mr. McDonagh, Head of Portfolio Management, Europe & UK and a member of the Investment

Strategy Committee, joined Pyrford in 1997. Mr. Simons, Head of Portfolio Management, Asia-Pacific and a member of the Investment Strategy Committee, joined Pyrford in 1996. Mr. Cousins, Mr. McDonagh, and Mr. Simons have co-managed the PYRFORD INTERNATIONAL STOCK FUND since its inception. All members of the team share investment decision making responsibilities with respect to the Fund.

Thank you for your investment in the BMO Funds. Please contact BMO Funds U.S. Services at 1-800-236-FUND for additional information.

Please retain this supplement with your Prospectus for future reference.